INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
NOTE 13- INCOME TAXES

NOTE 13 - INCOME TAXES

The Company is subject to U.S. Federal tax laws. The Company has not recognized an income tax benefit for its operating losses in the United States because the Company does not expect to commence active operations in the United States.

UTour Pte Ltd was incorporated in Singapore and is subject to Singapore profits tax at a tax rate of 17%. Since UTour Pte Ltd had no taxable income during the reporting period, it has not paid Singapore profits taxes. UTour has not recognized an income tax benefit for its operating losses in Singapore because the Company does not expect to commence active operations in Singapore.

WeTrade Information Technology Limited (“WITL”) was incorporated in Hong Kong and is subject to Hong Kong profits tax at a tax rate of 16.5%. Since WITL had no taxable income during the reporting period, it has not paid Hong Kong profits taxes. WITL has not recognized an income tax benefit for its operating losses in Hong Kong because the Company does not expect to commence active operations in Hong Kong.

The Company is currently conducting its major operations in the PRC through Yueshang Information Technology (Beijing) Co., Ltd., Yushang Group (Hunan) Network Technology Limited and Yueshang Technology Group( Hainan) Limited, which are in accordance with the relevant tax laws and regulations and the corporate income tax rate in China is 25%.